Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit / (loss) for the year	$ 27,919	$ (231,864)	$ (551,731)
Adjustments for non-cash items:
Long-term incentive plan expense	0	0	78
Depreciation, amortization and impairment	37,851	31,301	24,210
Impairment of other intangible assets	0	0	1,779
Impairment loss on investment in joint venture	0	0	21,519
Change in allowance for receivables	703	(946)	18,500
Change in inventory reserves	646	(3,483)	8,341
Share-based payments	7,378	7,626	18,033
Loss on disposal of property, plant and equipment	0	0	365
Effects resulting from business combination	(7,977)	0	0
Loss on sale of interest in joint venture	0	2,970	0
Share of net loss of joint venture	0	0	7,153
Finance income	(198,492)	(80,145)	(4,823)
Finance costs	149,190	303,165	267,157
Exchange rate difference	16,841	(8,161)	5,183
Net (gain) / loss on modification and extinguishment of financial liabilities	(17,703)	69,378	0
Income tax expense / (benefit)	108,429	14,301	(99,318)
Operating cash flow before movement in working capital	124,785	104,142	(283,554)
Increase in inventories	(90,129)	(49,973)	(11,304)
Decrease / (increase) in trade receivables	93,182	(119,063)	(8,320)
(Decrease) increase in receivables with related parties	(320)	20	881
Increase in contract assets	(94,947)	(45,192)	(17,393)
Increase in other assets	(4,244)	(7,125)	(802)
Increase / (decrease) in trade and other payables	45,312	(13,695)	31,772
(Decrease) / increase in contract liabilities	(69,334)	(31,446)	35,396
(Decrease) / increase in liabilities with related parties	(2,233)	(7,871)	1,280
Increase / (decrease) in other liabilities	5,074	(14,299)	(5,182)
Cash from (used in) operations	7,146	(184,502)	(257,226)
Interest received	2,387	4,617	3,649
Interest paid	(58,950)	(54,921)	(57,254)
Income tax paid	(780)	(2,037)	(1,354)
Net cash used in operating activities	(50,197)	(236,843)	(312,185)
Cash flows from investing activities
Acquisition of property, plant and equipment	(64,470)	(53,661)	(33,234)
Disposal of property, plant and equipment	0	0	133
Acquisition of intangible assets	(31,659)	(3,339)	(13,239)
Restricted cash in connection with debt extinguishment	0	26,132	0
Net cash outflow on acquisition of subsidiary	(14,036)	0	0
Proceeds from the sale in joint venture	5,950	12,000	0
Net used in investing activities	(104,215)	(18,868)	(46,340)
Cash flows from financing activities
Repayments of borrowings	(25,419)	(749,082)	(99,367)
Repayments of principal portion of lease liabilities	(10,368)	(10,197)	(8,269)
Proceeds from new borrowings	233,482	896,263	278,831
Transaction cost from new borrowings	(5,585)	(4,236)	(9,004)
Gross proceeds from equity offering	82,481	150,451	136,879
Fees from equity offering	(3,759)	(5,812)	(4,141)
Proceeds from warrants	0	4,843	6,390
Stock options exercised	0	76	0
Proceeds from loans from related parties	0	24,500	0
Repayment of loans from related parties	0	(9,500)	0
Net cash generated from financing activities	270,832	297,306	301,319
(Decrease) increase in cash and cash equivalents	116,420	41,595	(57,206)
Cash and cash equivalents at the beginning of the year	51,428	11,157	66,427
Effect of movements in exchange rates on cash held	4,511	(1,324)	1,936
Cash and cash equivalents at the end of the year	$ 172,359	$ 51,428	$ 11,157